Summary of significant accounting policies - Agreement with Southern California Gas Company (Details) (USD $)				0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 13, 2011 Common stock
Class of Stock [Line Items]
Redeemable common stock	$ 0	$ 0	$ 0	$ 500,000
Redeemable common stock, redemption right maximum period				5 years